Other Assets (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Contract assets, net	[1]	¥ 2,858	$ 448	¥ 1,755
VAT Prepayments		2,148	337	1,768
Inventories		1,477	232	618
Prepaid licensed copyrights		931	146	1,035
Advances to suppliers		843	132	1,053
Receivables from online payment agencies		622	98	440
Prepaid expenses		615	97	491
Deposits		374	59	437
Income tax prepayments		19	3	130
Others		1,165	183	3,279
Total other current assets		11,052	1,735	11,006
Long-term prepaid expenses		15,223	2,389	3,084
Others		710	112	364
Total other non-current assets		¥ 15,933	$ 2,501	¥ 3,448

[1]	The allowance for credit losses on contract assets was RMB27 million and RMB85 million (US$13 million) as of December 31, 2020 and 2021, respectively. The amounts charged to expenses for credit losses on contract assets and write-offs charged against the allowance were RMB9 million and RMB58 million (US$9 million) for the years ended December 31, 2020 and 2021, respectively. No write-offs were charged against the allowance for the years ended December 31, 2020 and 2021, respectively. The effect of adopting ASU 2016-13 on January 1,2020 was RMB11 million to the opening balance of contract assets, net.